Consolidated Statements of Assets and Liabilities - USD ($) shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Non-controlled/non-affiliate company investments	$ 21,508,598,400	$ 11,549,149,400
Cash and cash equivalents	304,711,000	165,777,000
Restricted cash	137,150,000	4,650,000
Interest receivable	217,678,000	110,917,000
Receivable for open trades	375,834,000	254,059,000
Other assets	165,189,000	65,362,000
Total assets	22,709,160,000	12,149,914,000
LIABILITIES
Debt	11,160,596,000	4,527,184,000
Base management fee payable	11,670,000	6,272,000
Income based fee payable	33,854,000	15,830,000
Capital gains incentive fee payable	19,145,000	13,324,000
Interest and facility fees payable	138,409,000	58,448,000
Payable for open trades	275,498,000	1,537,150,000
Interest rate swap collateral payable	137,150,000	4,650,000
Accounts payable and other liabilities	69,943,000	40,568,000
Deferred tax liabilities	5,487,000
Secured borrowing	269,433,000
Distribution payable	80,819,000	45,138,000
Distribution and servicing fees payable	1,112,000	654,000
Total liabilities	12,203,116,000	6,249,218,000
NET ASSETS
Common shares, par value $0.01 per share, unlimited common shares authorized; 382,315 and 213,687 common shares issued and outstanding, respectively	3,823,000	2,137,000
Capital in excess of par value	10,428,747,000	5,797,967,000
Accumulated undistributed earnings	73,474,000	100,592,000
Total net assets	10,506,044,000	5,900,696,000
NET ASSET VALUE PER SHARE
Net assets	$ 10,506,044,000	$ 5,900,696,000
Common shares outstanding (in shares)	382,315	213,687
Class I
NET ASSETS
Total net assets	$ 8,393,572,000	$ 4,761,183,000
Total liabilities and net assets	22,709,160,000	12,149,914,000
NET ASSET VALUE PER SHARE
Net assets	$ 8,393,572,000	$ 4,761,183,000
Common shares outstanding (in shares)	305,450	172,421
Net asset value per share (in dollars per share)	$ 27.48	$ 27.61
Class S
NET ASSETS
Total net assets	$ 1,304,117,000	$ 814,414,000
NET ASSET VALUE PER SHARE
Net assets	$ 1,304,117,000	$ 814,414,000
Common shares outstanding (in shares)	47,452	29,493
Net asset value per share (in dollars per share)	$ 27.48	$ 27.61
Class D
NET ASSETS
Total net assets	$ 808,355,000	$ 325,099,000
NET ASSET VALUE PER SHARE
Net assets	$ 808,355,000	$ 325,099,000
Common shares outstanding (in shares)	29,413	11,773
Net asset value per share (in dollars per share)	$ 27.48	$ 27.61
Non-controlled/non-affiliate company investments
ASSETS
Non-controlled/non-affiliate company investments	$ 21,014,437,000	$ 11,462,556,000
Non-controlled affiliate company investments
ASSETS
Non-controlled/non-affiliate company investments	103,161,400	$ 86,593,400
Controlled affiliate company investments
ASSETS
Non-controlled/non-affiliate company investments	$ 391,000,000